BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Impairment allowances under IAS 9 to ECL allowance under IFRS 9 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Impairment allowances	¥ 199,816,799
Re-measurement	15,114
ECL allowances	199,681,004
Provision for impairment
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Impairment allowances	46,699,434	¥ 2,219,224
Re-measurement	15,114	150,909
ECL allowances	¥ 46,563,639	2,370,133
Trade and notes receivables | Provision for impairment
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Impairment allowances		546,102
Re-measurement		112,407
ECL allowances		658,509
Other current assets | Provision for impairment
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Impairment allowances		1,673,122
Re-measurement		38,502
ECL allowances		¥ 1,711,624